VictoryShares US EQ Income Enhanced Volatility Wtd ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF | VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0